INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Taxable reversals of (tax deductible) write-downs on shares and receivables	$ (647)	$ (109)	$ 735
Non-deductible loss on disposal of Kazakhstan operations	573	0	0
Juros sobre o Capital Próprio	(117)	(229)	(323)
Other permanent items	90	35	88
Permanent items	$ (101)	$ (303)	$ 500